NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE

14. NOTES PAYABLE

A bank acceptance note, also known as banker’s acceptance, is a note drawn by the issuer and accepted by a bank. Upon bank’s acceptance, the payment of the note is guaranteed by the bank. The Company uses bank acceptance notes as payment instruments to some of its suppliers. Except for the bank charges of 0.05% of the principal amount at issuance, these bank acceptance notes are non-interest bearing and are generally due within six months of issuance. As of December 31, 2010 and 2011, the credit line for bank acceptance notes granted to the Company totaled RMB135, 263,800 and RMB 192,858,167, respectively. Under the agreements entered into for issuance of bank acceptance notes, the Company is required to maintain a savings balance at an amount not lower than 30% of the total balance of notes issued and outstanding. As a result, time deposits totaling $4,779,018 and $6,434,795 were pledged as collateral of bank acceptance notes outstanding as of December 31, 2010 and 2011, respectively.